COSTS AND EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2022
Disclosure Of Expenses By Nature Text Block Abstract
COSTS AND EXPENSES BY NATURE

NOTE 26 - COSTS AND EXPENSES BY NATURE

(a) Costs and operating expenses

The main operating costs and administrative expenses are detailed below:

	For the year. ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Aircraft fuel	(3,882,505)	(1,487,776)	(1,045,343)
Other rentals and landing fees	(1,036,158)	(755,188)	(720,005)
Aircraft maintenance	(582,848)	(533,738)	(472,382)
Aircraft rental (*)	(202,845)	(120,630)	-
Comisions	(167,035)	(89,208)	(91,910)
Passenger services	(184,357)	(77,363)	(97,688)
Other operating expenses	(1,136,490)	(959,427)	(1,221,183)
Total	(7,192,238)	(4,023,330)	(3,648,511)

(*)	During 2021, the Company amended its Aircraft Lease Contracts to include lease payments based on Power by the Hour (PBH) at the beginning of the contract and fixed-rent payments later on. For these contracts that contain an initial period based on PBH and then a fixed amount, a right of use asset and a lease liability was recognized at the date of modification of the contract. These amounts continue to be amortized over the contract term on a straight-line basis starting from the modification date of the contract. Therefore, as a result of the application of the lease accounting policy, the expenses for the year include both the lease expense for variable payments (Aircraft Rentals) as well as the expenses resulting from the amortization of the right of use assets (included in the Depreciation line included in b) below) and interest from the lease liability (included in Lease Liabilities letter c) below)

	For the year ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Payments for leases of low-value assets	(17,959)	(19,793)	(21,178)
Rent concessions recognized directly in profit or loss	-	-	110
Total	(17,959)	(19,793)	(21,068)

(b)	Depreciation and amortization

Depreciation and amortization are detailed below:

	For the year ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Depreciation (*)	(1,125,154)	(1,114,232)	(1,219,586)
Amortization	(54,358)	(51,162)	(169,800)
Total	(1,179,512)	(1,165,394)	(1,389,386)

(*)	Included within this amount is the depreciation of the Property, plant and equipment (See Note 16 (a)) and the maintenance of the aircraft recognized as right of use assets. The maintenance cost amount included in the depreciation line for the period ended December 31, 2022 is ThUS$ 463,306 (ThUS $ 351,701 for the same period in 2021).

(c)	Financial costs

The detail of financial costs is as follows:

	For the year ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Bank loan interests	(714,310)	(580,193)	(314,468)
Financial leases	(45,384)	(46,679)	(45,245)
Lease liabilities	(152,132)	(121,147)	(170,918)
Other financial instruments	(30,577)	(57,525)	(56,348)
Total	(942,403)	(805,544)	(586,979)

Costs and expenses by nature presented in this note plus the Employee expenses disclosed in Note 22, are equivalent to the sum of cost of sales, distribution costs, administrative expenses, other expenses and financing costs presented in the consolidated statement of income by function.

(d)	Gain (losses) from restructuring activities

Gains (losses) from restructuring activities are detailed below:

	For the year ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Renegotiation of fleet contracts	(483,068)	(516,559)	-
Legal advice	(323,204)	(91,870)	(76,541)
Employee reestructuring plan (*)	(80,407)	(46,938)	(290,831)
Rejection of fleet contracts	-	(1,564,973)	(269,467)
Rejection of IT contracts	(2,586)	(26,368)	-
Adjustment net realizable value fleet available for sale	-	(73,595)	(331,522)
Gains resulting from the settlement of Chapter 11 claims (**)	2,550,306	-	-
Others	18,893	(16,879)	(21,648)
Total	1,679,934	(2,337,182)	(990,009)

(*)	See note 2.1, c.
(**)	See Note 24 (g)

(e)	Financial income

Financial income is detailed below:

	For the year ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Financial claims (*)	491,326	-	-
Gains resulting from the settlement of Chapter 11 claims (**)	420,436	-	-
Finance lease rate change effect	49,824	-	-
Other miscellaneous income	90,709	21,107	50,397
Total	1,052,295	21,107	50,397

(*)	See Note 34 (a.4.)
(**)	See Note 24 (g)

(f)	Other gains (losses)

Other gains (losses) are detailed below:

	For the year ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$

Fuel hedging	-	-	(82,487)
Slot Write Off	-	-	(36,896)
Provision for onerous contract related to purchase commitment	-	44,000	(44,000)
Goodwill Impairment	-	-	(1,728,975)
Adjustment net realizable value fleet available for sale	(345,410)	-	-
Other	(1,667)	(13,326)	17,569
Total	(347,077)	30,674	(1,874,789)